Provisions and other non-current liabilities - Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accrued liability for employee benefits:
Defined benefit pension plans	$ 339	$ 291
Other long-term employee benefits and deferred compensation	152	140
Other post-employment benefits	332	423
Provisions for litigation and other legal matters	0	0
Contingent consideration	142	208
Other non-current liabilities	95	106
Total provisions and other non-current liabilities	$ 1,060	$ 1,168